UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2015

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.9%
Delphi Automotive PLC	31,154	$2,670,832
Gentex Corp.	32,400	518,724
Goodyear Tire & Rubber Co.	24,904	813,614
Johnson Controls Inc.	76,858	3,035,123
Lear Corp.	9,328	1,145,758

Total Auto Components		8,184,051

Automobiles - 0.8%
General Motors Co.	174,805	5,945,118
Harley-Davidson Inc.	18,772	852,061

Total Automobiles		6,797,179

Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	65,665	3,577,429
Hyatt Hotels Corp., Class A Shares	4,189	196,967	*
Wyndham Worldwide Corp.	12,893	936,677

Total Hotels, Restaurants & Leisure		4,711,073

Household Durables - 0.4%
Lennar Corp., Class A Shares	14,852	726,411
PulteGroup Inc.	38,875	692,753
Toll Brothers Inc.	19,446	647,552	*
Whirlpool Corp.	6,427	943,933

Total Household Durables		3,010,649

Media - 2.3%
AMC Networks Inc., Class A Shares	5,694	425,228	*
CBS Corp., Class B Shares	47,825	2,253,992
Discovery Communications Inc., Class A Shares	16,600	442,888	*
News Corp., Class A Shares	40,110	535,870
Omnicom Group Inc.	26,985	2,041,685
TEGNA Inc.	24,873	634,759
Time Warner Inc.	161,290	10,430,624
Twenty-First Century Fox Inc., Class A Shares	129,100	3,506,356

Total Media		20,271,402

Multiline Retail - 0.8%
Dollar General Corp.	32,500	2,335,775
Target Corp.	68,500	4,973,785

Total Multiline Retail		7,309,560

Specialty Retail - 0.4%
AutoNation Inc.	12,293	733,401	*
Best Buy Co. Inc.	36,500	1,111,425
Foot Locker Inc.	15,348	999,001
Penske Automotive Group Inc.	10,104	427,803

Total Specialty Retail		3,271,630

Textiles, Apparel & Luxury Goods - 0.3%
Coach Inc.	22,345	731,352
PVH Corp.	9,087	669,257
Ralph Lauren Corp.	6,500	724,620

Total Textiles, Apparel & Luxury Goods		2,125,229

TOTAL CONSUMER DISCRETIONARY		55,680,773

CONSUMER STAPLES - 2.9%
Food Products - 1.3%
Archer-Daniels-Midland Co.	74,926	2,748,286
Bunge Ltd.	15,803	1,079,029
General Mills Inc.	71,034	4,095,821
Ingredion Inc.	7,616	729,917
Kellogg Co.	31,489	2,275,710
Pilgrim’s Pride Corp.	28,400	627,356

Total Food Products		11,556,119

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Personal Products - 0.1%
Edgewell Personal Care Co.	6,804	$533,230
Herbalife Ltd.	8,462	453,732	*

Total Personal Products		986,962

Tobacco - 1.5%
Philip Morris International Inc.	144,096	12,667,479

TOTAL CONSUMER STAPLES		25,210,560

ENERGY - 9.0%
Energy Equipment & Services - 0.3%
Baker Hughes Inc.	33,227	1,533,426
FMC Technologies Inc.	25,400	736,854	*
Helmerich & Payne Inc.	11,900	637,245

Total Energy Equipment & Services		2,907,525

Oil, Gas & Consumable Fuels - 8.7%
Chevron Corp.	209,400	18,837,624
Exxon Mobil Corp.	463,150	36,102,543
HollyFrontier Corp.	20,392	813,437
Marathon Petroleum Corp.	59,296	3,073,905
Occidental Petroleum Corp.	85,000	5,746,850
Phillips 66	68,008	5,563,054
Tesoro Corp.	13,393	1,411,220
Valero Energy Corp.	53,928	3,813,249
Western Refining Inc.	8,800	313,456

Total Oil, Gas & Consumable Fuels		75,675,338

TOTAL ENERGY		78,582,863

EXCHANGE-TRADED FUNDS - 1.9%
iShares Trust - iShares Russell 1000 Value Index Fund	169,200	16,557,912

FINANCIALS - 28.7%
Banks - 14.6%
Bank of America Corp.	1,199,251	20,183,394
BOK Financial Corp.	7,521	449,681
Citigroup Inc.	331,357	17,147,725
Citizens Financial Group Inc.	58,700	1,537,353
Comerica Inc.	19,635	821,332
Commerce Bancshares Inc.	11,734	499,154
Cullen/Frost Bankers Inc.	6,900	414,000
East-West Bancorp Inc.	16,028	666,124
Fifth Third Bancorp	94,125	1,891,912
Huntington Bancshares Inc.	91,519	1,012,200
Investors Bancorp Inc.	37,700	468,988
JPMorgan Chase & Co.	457,398	30,201,990
KeyCorp	100,332	1,323,379
People’s United Financial Inc.	28,400	458,660
PNC Financial Services Group Inc.	58,181	5,545,231
Regions Financial Corp.	154,751	1,485,610
SunTrust Banks Inc.	58,669	2,513,380
Synovus Financial Corp.	14,500	469,510
U.S. Bancorp	194,619	8,304,393
Wells Fargo & Co.	593,126	32,242,329

Total Banks		127,636,345

Capital Markets - 4.5%
Ameriprise Financial Inc.	21,765	2,316,231
Bank of New York Mellon Corp.	128,232	5,285,723
BlackRock Inc.	18,278	6,224,024

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Capital Markets - (continued)
E*TRADE Financial Corp.	25,365	$751,819	*
Eaton Vance Corp.	12,096	392,273
Goldman Sachs Group Inc.	50,030	9,016,907
Invesco Ltd.	48,950	1,638,846
Morgan Stanley	219,384	6,978,605
Northern Trust Corp.	22,545	1,625,269
State Street Corp.	44,836	2,975,317
T. Rowe Price Group Inc.	27,938	1,997,288

Total Capital Markets		39,202,302

Consumer Finance - 2.2%
Ally Financial Inc.	53,100	989,784	*
American Express Co.	119,690	8,324,440
Capital One Financial Corp.	59,168	4,270,746
Discover Financial Services	53,928	2,891,619
Synchrony Financial	92,734	2,820,041	*

Total Consumer Finance		19,296,630

Diversified Financial Services - 0.4%
Leucadia National Corp.	38,300	666,037
Nasdaq Inc.	18,163	1,056,542
Principal Financial Group Inc.	32,741	1,472,690
Voya Financial Inc.	24,210	893,591

Total Diversified Financial Services		4,088,860

Insurance - 6.9%
ACE Ltd.	37,205	4,347,404
AFLAC Inc.	47,488	2,844,531
Alleghany Corp.	2,144	1,024,682	*
Allstate Corp.	51,585	3,202,913
American Financial Group Inc.	22,930	1,652,794
American International Group Inc.	163,791	10,150,128
Arch Capital Group Ltd.	13,579	947,135	*
Assurant Inc.	8,456	681,046
Axis Capital Holdings Ltd.	10,738	603,690
Cincinnati Financial Corp.	18,277	1,081,450
Everest Re Group Ltd.	6,138	1,123,807
Hartford Financial Services Group Inc.	45,527	1,978,604
Lincoln National Corp.	30,226	1,519,159
Loews Corp.	39,458	1,515,187
Markel Corp.	1,566	1,383,326	*
MetLife Inc.	123,614	5,959,431
Progressive Corp.	64,976	2,066,237
Prudential Financial Inc.	51,785	4,215,817
Reinsurance Group of America Inc.	9,328	798,010
Torchmark Corp.	39,245	2,243,244
Travelers Cos. Inc.	85,986	9,704,380
Unum Group	29,255	973,899
W.R. Berkley Corp.	13,682	749,090

Total Insurance		60,765,964

Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc.	4,700	751,342

TOTAL FINANCIALS		251,741,443

HEALTH CARE - 15.1%
Biotechnology - 3.7%
Amgen Inc.	83,943	13,626,467
Baxalta Inc.	37,779	1,474,514
Gilead Sciences Inc.	160,292	16,219,948
United Therapeutics Corp.	4,700	736,067	*

Total Biotechnology		32,056,996

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.4%
Baxter International Inc.	37,779	$1,441,269
St. Jude Medical Inc.	31,969	1,974,725

Total Health Care Equipment & Supplies		3,415,994

Health Care Providers & Services - 3.0%
Aetna Inc.	29,455	3,184,675
Anthem Inc.	33,327	4,647,117
HCA Holdings Inc.	45,350	3,067,020	*
Quest Diagnostics Inc.	15,928	1,133,118
UnitedHealth Group Inc.	114,160	13,429,782
Universal Health Services Inc., Class B Shares	10,100	1,206,849

Total Health Care Providers & Services		26,668,561

Pharmaceuticals - 8.0%
Johnson & Johnson	307,832	31,620,503
Merck & Co. Inc.	325,948	17,216,574
Pfizer Inc.	655,382	21,155,731

Total Pharmaceuticals		69,992,808

TOTAL HEALTH CARE		132,134,359

INDUSTRIALS - 12.1%
Aerospace & Defense - 6.1%
Boeing Co.	74,544	10,778,317
General Dynamics Corp.	42,345	5,816,509
Honeywell International Inc.	85,779	8,884,131
Huntington Ingalls Industries Inc.	5,275	669,134
L-3 Communications Holdings Inc.	10,204	1,219,480
Lockheed Martin Corp.	35,938	7,803,937
Northrop Grumman Corp.	33,313	6,289,827
Rockwell Collins Inc.	14,566	1,344,442
Spirit AeroSystems Holdings Inc., Class A Shares	15,600	781,092	*
United Technologies Corp.	98,699	9,482,013

Total Aerospace & Defense		53,068,882

Airlines - 1.3%
Alaska Air Group Inc.	15,335	1,234,621
American Airlines Group Inc.	69,500	2,943,325
Delta Air Lines Inc.	87,534	4,437,099
Southwest Airlines Co.	72,372	3,116,338

Total Airlines		11,731,383

Building Products - 0.1%
Owens Corning	13,002	611,484

Commercial Services & Supplies - 0.1%
ADT Corp.	18,161	598,950
Pitney Bowes Inc.	9,313	192,313

Total Commercial Services & Supplies		791,263

Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV	11,700	456,183
Fluor Corp.	15,800	746,076
Jacobs Engineering Group Inc.	13,676	573,708	*

Total Construction & Engineering		1,775,967

Electrical Equipment - 0.9%
Eaton Corp. PLC	40,892	2,128,020
Emerson Electric Co.	72,509	3,468,105
Hubbell Inc.	5,600	565,824
Rockwell Automation Inc.	14,651	1,503,339

Total Electrical Equipment		7,665,288

Industrial Conglomerates - 0.1%
Textron Inc.	30,485	1,280,675

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Machinery - 2.3%
AGCO Corp.	9,473	$429,980
Caterpillar Inc.	64,800	4,403,808
Deere & Co.	36,237	2,763,796
Dover Corp.	17,200	1,054,532
Illinois Tool Works Inc.	40,052	3,712,019
Ingersoll-Rand PLC	29,013	1,604,129
Lincoln Electric Holdings Inc.	6,418	333,030
PACCAR Inc.	32,283	1,530,214
Parker Hannifin Corp.	15,335	1,487,188
Pentair PLC	19,844	982,873
Stanley Black & Decker Inc.	16,703	1,782,711

Total Machinery		20,084,280

Professional Services - 0.1%
Dun & Bradstreet Corp.	5,164	536,695
Manpowergroup Inc.	8,201	691,262

Total Professional Services		1,227,957

Road & Rail - 0.7%
AMERCO	1,755	683,573
CSX Corp.	113,851	2,954,433
Norfolk Southern Corp.	32,900	2,783,011

Total Road & Rail		6,421,017

Trading Companies & Distributors - 0.2%
W. W. Grainger Inc.	7,000	1,418,130

TOTAL INDUSTRIALS		106,076,326

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.8%
Brocade Communications Systems Inc.	43,450	398,871
Cisco Systems Inc.	564,653	15,333,152

Total Communications Equipment		15,732,023

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics Inc.	11,065	599,502	*
Avnet Inc.	22,445	961,544
Corning Inc.	162,044	2,962,164
Ingram Micro Inc., Class A Shares	16,300	495,194
Jabil Circuit Inc.	21,209	493,957

Total Electronic Equipment, Instruments & Components		5,512,361

IT Services - 0.3%
Computer Sciences Corp.	15,335	501,148
Western Union Co.	56,166	1,005,933
Xerox Corp.	112,600	1,196,938

Total IT Services		2,704,019

Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	524,956	18,084,734
Lam Research Corp.	14,492	1,150,955
Texas Instruments Inc.	95,310	5,223,941

Total Semiconductors & Semiconductor Equipment		24,459,630

Software - 2.2%
CA Inc.	48,759	1,392,557
Oracle Corp.	470,392	17,183,420
Symantec Corp.	31,861	669,081

Total Software		19,245,058

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc.	420,694	$44,282,250
EMC Corp.	178,923	4,594,743
International Business Machines Corp.	107,969	14,858,694

Total Technology Hardware, Storage & Peripherals		63,735,687

TOTAL INFORMATION TECHNOLOGY		131,388,778

MATERIALS - 2.8%
Chemicals - 2.0%
Ashland Inc.	7,200	739,440
Celanese Corp., Series A Shares	16,600	1,117,678
CF Industries Holdings Inc.	21,193	864,886
Dow Chemical Co.	127,806	6,579,453
Eastman Chemical Co.	16,514	1,114,860
LyondellBasell Industries NV, Class A Shares	62,478	5,429,338
Valspar Corp.	8,793	729,380
Westlake Chemical Corp.	14,500	787,640

Total Chemicals		17,362,675

Containers & Packaging - 0.6%
Avery Dennison Corp.	8,465	530,417
Ball Corp.	10,593	770,429
Bemis Co. Inc.	11,065	494,495
Crown Holdings Inc.	15,546	788,182	*
Graphic Packaging Holding Co.	36,400	467,012
International Paper Co.	36,607	1,380,084
Packaging Corp. of America	10,248	646,136
Sonoco Products Co.	11,265	460,401

Total Containers & Packaging		5,537,156

Metals & Mining - 0.2%
Nucor Corp.	35,542	1,432,343
Reliance Steel & Aluminum Co.	8,007	463,685

Total Metals & Mining		1,896,028

TOTAL MATERIALS		24,795,859

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
Verizon Communications Inc.	452,600	20,919,172

UTILITIES - 3.1%
Electric Utilities - 1.7%
American Electric Power Co. Inc.	54,631	3,183,349
Duke Energy Corp.	76,549	5,464,833
Edison International	36,258	2,146,836
Entergy Corp.	19,800	1,353,528
Eversource Energy	35,314	1,803,486
Great Plains Energy Inc.	17,200	469,732
Pinnacle West Capital Corp.	12,213	787,494

Total Electric Utilities		15,209,258

Gas Utilities - 0.1%
UGI Corp.	19,163	646,943

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	83,068	794,961

Multi-Utilities - 1.1%
Ameren Corp.	26,942	1,164,703
CenterPoint Energy Inc.	47,900	879,444
Consolidated Edison Inc.	32,642	2,097,901
DTE Energy Co.	12,325	988,342
OGE Energy Corp.	22,190	583,375
Public Service Enterprise Group Inc.	56,292	2,177,937
Xcel Energy Inc.	55,989	2,010,565

Total Multi-Utilities		9,902,267

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY		SHARES	VALUE
Water Utilities - 0.1%
American Water Works Co. Inc.		14,846	$887,048

TOTAL UTILITIES			27,440,477

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $748,210,511)			870,528,522

	RATE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $6,616,671)	0.225%	6,616,671	6,616,671

TOTAL INVESTMENTS - 100.1% (Cost - $754,827,182#)			877,145,193
Liabilities in Excess of Other Assets - (0.1)%			(1,275,752)

TOTAL NET ASSETS - 100.0%			$875,869,441

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$870,528,522	—	—	$870,528,522
Short-term investments†	6,616,671	—	—	6,616,671

Total investments	$877,145,193	—	—	$877,145,193

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$143,308,231
Gross unrealized depreciation	(20,990,220)

Net unrealized appreciation	$122,318,011

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016